Acquisition of a subsidiary - Schedule of Total consideration (Details) ¥ in Thousands	Mar. 31, 2022 CNY (¥)
Acquisition of a subsidiary
Cash	¥ 694,479
Add: carrying amount of the Group's previously held equity interest in YGF Investment at the date of acquisition	343,902
Total consideration transferred	¥ 1,038,381